Trading Advisors - Additional Information (Detail)	1 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended			23 Months Ended
	Jan. 31, 2016	Mar. 31, 2016	Dec. 31, 2016	Jun. 30, 2016	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2016
Cambridge [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name						Cambridge
Management fee, monthly basis						0.125%
Management fee, annual basis						1.50%
Incentive fee, quarterly trading profits basis						15.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | EMC [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name							EMC Capital Advisors, LLC ("EMC")
Management fee, monthly basis						0.0833%		0.1667%
Management fee, annual basis						1.00%		2.00%
Incentive fee, monthly trading profits basis						20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Graham [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name							Graham Capital Management, L.P. ("Graham")
Management fee, monthly basis						0.1458%
Management fee, annual basis						1.75%
Incentive fee, monthly trading profits basis						20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Rabar [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis						0.1667%
Management fee, annual basis						2.00%
Incentive fee, monthly trading profits basis						20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Altis [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis			0.1042%
Management fee, annual basis			1.25%
Incentive fee, monthly trading profits basis				20.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Aventis [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name						Aventis
Management fee, monthly basis						0.1042%
Management fee, annual basis						1.25%
Incentive fee, quarterly trading profits basis						20.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis						0.0833%
Management fee, annual basis						1.00%
Incentive fee, yearly trading profits basis						20.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Blenheim [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis									0.1667%
Management fee, annual basis									2.00%
Incentive fee, quarterly trading profits basis	20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Aspect [Member] | Liquidation Basis of Accounting [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis						0.125%
Management fee, annual basis						1.50%
Incentive fee, monthly trading profits basis						20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Campbell [Member] | Liquidation Basis of Accounting [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis						0.125%
Management fee, annual basis						1.50%
Incentive fee, monthly trading profits basis						20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | FORT [Member] | Liquidation Basis of Accounting [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis						0.1042%
Management fee, annual basis						1.25%
Incentive fee, yearly trading profits basis						20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis								0.1667%
Management fee, annual basis								2.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR [Member] | Liquidation Basis of Accounting [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis						0.1458%
Management fee, annual basis						1.75%
Incentive fee, quarterly trading profits basis						20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Winton [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis		0.125%
Management fee, annual basis		1.50%
Incentive fee, monthly trading profits basis		20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis					0.0625%
Management fee, annual basis					0.75%
Incentive fee, quarterly trading profits basis					20.00%